Related Party Balances and Transaction	12 Months Ended
Dec. 31, 2022
Related party balances and transaction [Abstract]
RELATED PARTY BALANCES AND TRANSACTION

NOTE 11 — RELATED PARTY BALANCES AND TRANSACTION

Name	Relationship	December 31, 2021	December 31, 2022
		RMB	RMB
Due from a related party
Peixuan Wang (a)	Chairwomen of the Company	2,473,750	1,051,869
Total amount due from related parties		2,473,750	1,051,869
Due to related parties
Rongde Holdings Co., Ltd. (“Rongde”) (c)	Shareholder of the Company	47,005,642	28,009,457
Xinyutong Kezhiyong Enterprise Management Center (b)	Its owner is Qizhang Li	24,700,000	24,700,000
Qizhang Li	General manager of a subsidiary of the Company	2,000	2,000
Total amount due to related parties		71,707,642	52,711,457

(a)	During the year ended December 31, 2021, our chairwomen of board of directors, Peixuan Wang, paid off professional fees on behalf of the Company in the amount of RMB 2,485,486 and the Company repaid the payment in the same year. In addition, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries advanced RMB 2,473,750 to Peixuan Wang for payments of professional fees. During the year ended December 31, 2022, Peixuan Wang returned RMB 1,421,881 to the Company. As of December 31, 2021 and 2022, the Company had a balance of due from a related party of RMB 2,473,750 and RMB 1,051,869.

(b)	As of December 31, 2021 and December 31, 2022, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had balance due to Xinyutong Kezhiyong Enterprise Management Center in the amount of RMB 24,700,000 and RMB 24,700,000, respectively, representing the outstanding payables to Xinyutong Kezhiyong Enterprise Management Center for the purchase of 51% equity interest of Xingzhiqiao on September 30, 2017 and 49% equity interest of Xingzhiqiao on August 31, 2018.

(c)	On May 18, 2021 and July 26, 2021, the Company’s subsidiary and Rongde entered into two loan agreements, pursuant to which the Company’s subsidiary borrowed an aggregation of RMB 47,168,356 from Rongde. The borrowings are interest free. The proceeds from borrowings are for the working capital needs in operations. During the year ended December 31, 2022, the Company and its wholly-owned subsidiaries repaid RMB 19,963,743 to Rongde, with remaining balance of RMB 28,009,457 extended to April 7, 2023.

On August 24, 2022, the Company’s subsidiary and Rongde entered into an additional loan agreement, pursuant to which the Company’s subsidiary borrowed RMB 13.7 million (HKD 16 million) from Rongde. The borrowing is interest free and is due in August 2023. The proceeds from borrowings are for the working capital needs in operations.

As of the date of this report, the Company’s subsidiary did not pay the outstanding loans payables of RMB 28.0 million to Rongde. On September 26, 2023, the Company’s subsidiary and Rongde entered into a loan extension agreement, pursuant to which Rong extended the loan for one year. The loans payable of RMB 28.0 million would be due in September 2024.

The Company calculated the present value of the loan to be RMB 45,166,536 and RMB 883,650 by using its incremental rate of 4.75%, respectively. The difference between the present value and the cash received was RMB 1,072,699 and RMB 45,471, respectively, which was considered as a contribution from the principal shareholder and recorded as additional paid-in capital since the transaction was occurred between entities under common control.